LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
LOSS PER SHARE

10.	LOSS PER SHARE

Basic loss per share (“EPS”) is calculated with reference to the weighted average number of common shares outstanding during the year.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2020	2019	2018
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(273,557)	(211,956)	(231,428)
The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2020	2019	2018
Basic and diluted loss per share:
Weighted average number of common shares outstanding	96,983	100,659	100,684

	2020	2019	2018
Loss per share are as follows:
Basic and diluted	$(2.82)	$(2.11)	$(2.30)

The effects of stock awards and convertible bonds have been excluded from the calculation of diluted EPS for each of the years ended December 31, 2020, 2019 and 2018 because the effects were anti-dilutive.